GOODWILL AND INTANGIBLE ASSETS - Goodwill (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Goodwill [Roll Forward]
Balance, December 31, 2020	$ 44,904
Additions	22,223
Balance, June 30, 2021	67,127
Brand Direct | Operating Segments
Goodwill [Roll Forward]
Balance, December 31, 2020	8,616
Additions	4,853
Balance, June 30, 2021	13,469
Marketplace | Operating Segments
Goodwill [Roll Forward]
Balance, December 31, 2020	32,660
Additions	17,370
Balance, June 30, 2021	50,030
Other | Operating Segments
Goodwill [Roll Forward]
Balance, December 31, 2020	3,628
Additions	0
Balance, June 30, 2021	$ 3,628